SCHEDULE OF PLEDGE INFORMATION (Details) (Parenthetical) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Restricted cash	¥ 51,503	¥ 51,503